Goodwill and Core Deposit Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Goodwill
Beginning of period	$ 85,291	$ 30,129
End of the period	85,291	85,291	$ 30,129
Core Deposit Intangibles RollForward
Beginning of period	11,562
Less amortization	(1,587)	(847)	(303)
End of period	9,975	11,562
Expected future amortization expense
Finite-Lived Intangible Assets, Net, Total	11,562	11,562		$ 9,975
Core deposit intangibles
Core Deposit Intangibles RollForward
Beginning of period	11,562	4,148
Less amortization	(1,587)	(847)
End of period	9,975	11,562	4,148
Expected future amortization expense
2017				1,472
2018				1,196
2019				1,080
2020				992
2021				905
Thereafter				4,330
Finite-Lived Intangible Assets, Net, Total	$ 11,562	4,148	$ 4,148	$ 9,975
Core deposit intangibles | Minimum
Core Deposit Intangibles RollForward
Finite-Lived Intangible Asset, Useful Life	2 years
Core deposit intangibles | Maximum
Core Deposit Intangibles RollForward
Finite-Lived Intangible Asset, Useful Life	17 years
Patriot Bancshares Inc
Goodwill
Add acquisition		55,162
Patriot Bancshares Inc | Core deposit intangibles
Core Deposit Intangibles RollForward
Add acquisition		$ 8,261